Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net defined benefit
Net interest	€ (187)	€ (92)	€ (26)
Total	(31)	101	157
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Current service cost	157	205	196
Past service cost	6	(2)	(17)
Net interest	(187)	(92)	(26)
Settlements	€ (7)	€ (10)	€ 4